Other Financial Assets (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of subsidiary	5.52%	6.28%